UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.      Name and address of issuer:

        Heritage Capital Appreciation Trust
        880 Carillon Parkway
        St. Petersburg, FL   33716

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2.      The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.      Investment Company Act File Number: 811-4338

        Securities Act File Number: 002-98634

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4(a).   Last day of fiscal year for which this Form is filed:

             August 31, 2006

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4(b).   [ ] Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2).


NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION
      FEE DUE.

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4(c).   [ ] Check box if this is the last time the issuer will be filing this
        Form.


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

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5.      Calculation of registration fee:


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        (i)    Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                  $  219,579,394

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        (ii)   Aggregate price of securities
               redeemed or repurchased during
               the fiscal year:                 $ 220,592,062

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        (iii)  Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending
               no earlier than October 11,
               1995 that were not previously    $ 0.00
               used to reduce registration
               fees payable to the Commission:

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        (iv)   Total available redemption
               credits [add Items 5(ii) and
               5(iii):                                          $ 220,592,062.00

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        (v)    Net sales - if Item 5(i) is                                $ 0.00
               greater than Item 5(iv)
               [subtract Item 5(iv) from
               Item 5(i)]:

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        (vi)   Redemption credits available
               for use in future years - if
               Item 5(i) is less than Item      $(1,012,668.00)
               5(iv) [subtract Item 5(iv)
               from Item 5(i)]:

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        (vii)  Multiplier for determining                             x .0001070
               registration fee (See                                    --------
               Instruction C.9):

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        (viii) Registration fee due                                       =$0.00
               [multiply Item 5(v) by Item                                  ====
               5(vii)] (enter "0" if no fee
               is due):

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

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6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

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7.      Interest due - if this Form is being filed more than
        90 days after the end of the issuer's fiscal year
        (see Instruction D):                                           +$      0
                                                                         =======
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8.      Total of the amount of the registration fee due plus
        any interest due [line 5(viii) plus line 7]:                       $0.00
                                                                            ====
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9.      Date the registration fee and any interest payment was sent to the
        Commission's lockbox depository:

             N/A


        Method of Delivery:

             [X]   Wire Transfer

             [ ]   Mail or other means
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                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)*   /s/ K. C. Clark
                                  ---------------------------------------------
                                  K.C. Clark
                                  Executive Vice President, Principal Executive
                                  Officer
                                  Heritage Capital Appreciation Trust


Date:  November 30, 2006 Amended & Revised December 28, 2006
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  *Please print the name and title of the signing officer below the signature.